Fair Value Measurements (Schedule Of Available For Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ 1	$ 2
U.S. Treasury and Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost Basis	25	26
Fair Value	25	27
Unrealized Gain/(Loss)	0	1
Corporate And Asset-Backed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost Basis	64	64
Fair Value	65	66
Unrealized Gain/(Loss)	1	2
Redeemable Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost Basis	0	20
Fair Value	0	20
Unrealized Gain/(Loss)	0	0
Common Stock and Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost Basis	9	9
Fair Value	4	7
Unrealized Gain/(Loss)	$ (5)	$ (2)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares of Syntroleum Corporation acquired	0.8
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants to purchase equivalent amount of shares in Syntroleum Corporation	0.4
Exercise price of warrants to purchase shares of Syntroleum Corporation (USD per warrant)	28.70
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short Term Investment Maturity Period	12 months
Available-For-Sale Securities Debt Maturity Period	35 years